Borrowings	12 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Borrowings	Borrowings
Accounting policy
Borrowings are financial liabilities initially recognized at fair value, net of transaction costs incurred in the transaction and are subsequently stated at amortized cost.
Any difference between the borrowed amounts (net of transaction costs) and total payments is recognized in the statement of profit or loss over the year during which the borrowings are outstanding using the effective interest rate method.

	2023	2022
Borrowing in Colombia	71,562	39,755
Borrowings in Brazil	893,913	670,797
Total borrowings	965,475	710,552
The Group’s borrowings are contracted for the purpose of strengthening the working capital and have repayment terms scheduled in conjunction with the operating cycles of each harvest.
(a)Debt composition

	Average interest rate 2023 (i)	2023	Average interest rate 2022 (i)	2022
Debt contracts in Brazil in:
R$, indexed to CDI (ii) (iv)	16.62%	725,563	14.45%	525,099
R$, with fixed interest (iv)	8.76%	8,590	—	—
U.S. Dollars, with fixed interest (iv)	4.03%	159,760	3.16%	145,698
Debt contracts in Colombia in:
COP, indexed to IBR (iii) / (iv)	15.43%	69,862	14.26%	39,755
COP, with fixed interest (iv)	15.72%	1,700	—	—
Total		965,475		710,552
Current		922,636		681,217
Non-current		42,839		29,335
__________________
(i)In order to determine the average interest rate for debt contracts with floating rates, the Group used the rates prevailing during the years.
(ii)Brazilian reais denominated debt that bears interest at the CDI Rate (see Note 8 for a definition of those indexes), plus spread.
(iii)Colombian peso-denominated debt that bears interest at the IBR rate (see Note 8 for a definition of those indexes), plus spread.
(iv)The borrowings are guaranteed by $822 of transferred credit rights (see note 6).
(b)Movement in borrowings

At June 30, 2020	168,571
Proceeds from borrowings	466,280
Repayment of principal amount	(472,909)
Accrued interest	33,971
Borrowings from acquired companies	76,915
Interest payment	(30,424)
At June 30, 2021	242,404
Proceeds from borrowings	615,984
Repayment of principal amount	(299,613)
Accrued interest	74,081
Borrowings from acquired companies	85,097
Interest payment	(7,401)
At June 30, 2022	710,552
Proceeds from borrowings	1,449,445
Repayment of principal amount	(1,456,017)
Accrued interest	319,557
Borrowings from acquired companies	25,756
Exchange rate translation	11,921
Interest payment	(95,739)
At June 30, 2023	965,475
(c)Schedule of maturity of noncurrent portion of borrowings
The installments are distributed by maturity year:

	2023	2022
2023	—	4,509
2024	726	23,842
2025	15,452	929
2026	1,376	55
2027	25,285	—
Total	42,839	29,335
(d)Covenants
The Group has no financial covenants as of June 30, 2023.